RETIREMENT BENEFIT OBLIGATIONS - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended							121 Months Ended
	Jun. 30, 2023	Dec. 31, 2031	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2030	Jan. 28, 2022	Jan. 28, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age				60 years
Gap between RPI and CPI (in basis points)									1.00%
Contributions to defined benefit schemes			£ 1,100
Actuarial assumption of mortality rate scaling percentage				4.00%
Percentage reduction in defined benefit obligation				1.00%
Three most significant schemes, percentage of total defined benefit obligations (in percent)				90.00%
Share of scheme assets held to generate long term returns (in percentage)				50.00%
Share of scheme assets invested in bonds, fixed interest gilts, index linked gilts and interest rate and inflation swaps				48.00%
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)				119.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)				123.00%
Derivative financial instruments				£ 24,753	£ 22,051
Hedged percent of exposure to increases in life expectancy (in percent)										32.00%
On valuation date | Men
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement				26 years 8 months 12 days	27 years 1 month 6 days
On valuation date | Women
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement				28 years 9 months 18 days	29 years 1 month 6 days
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)				6.74%	6.82%
Longevity insurance arrangement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties										£ 5,500	£ 10,000
Forecast
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Gap between RPI and CPI (in basis points)		0.10%
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)				94.00%	94.00%
The group's three main schemes | Swap contract
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Derivative financial instruments				£ (100)
The group's three main schemes | Minimum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age				55 years
The group's three main schemes | Minimum | Contractual right to retire earlier
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age				50 years
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit in plan					£ 4,000		£ 7,300
Defined benefit plan funding level (in percent)							85.70%
Contributions to defined benefit schemes	£ 800			£ 800
In year capital distributions to shareholders (in percent)				30.00%
Deficit contributions to defined benefit plan				£ 2,200
Aggregated measurement | Maximum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit contributions to defined benefit plan				2,000
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)				(3,732)	(4,404)
Defined benefit pension schemes | LLoyds Bank Pension Scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)				(6,300)
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)				(4,500)
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)							£ 33	£ 108
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined contribution pension schemes				£ 330	£ 302	£ 319